Schedule of Maturities of Various Debt Arrangements (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
2026 (6 months)	$ 9,146,267
2026	1,380,672	$ 5,887,345
2027	646,702	439,024
2028	18,371,539	726,287
Total	29,545,180	7,052,656
Less: unamortized debt discount		(723,889)	$ (212,083)
Net amount due	19,006,081	6,328,767
Related Party [Member]
Short-Term Debt [Line Items]
Net amount due	59,662	20,149
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
2026 (6 months)	3,862,789
2026	973,530	4,311,095
2027	161,508	425,000
2028		726,287
Total	4,997,827	5,462,382
Less: unamortized debt discount		(723,889)
Net amount due		4,738,493
Convertible Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
2026 (6 months)
2026
2027	59,662
2028
Total	59,662
Notes Payable [Member]
Short-Term Debt [Line Items]
2026 (6 months)	5,088,506
2026	7,712	1,576,250
2027		14,024
2028
Total	5,096,218	1,590,274
Less: unamortized debt discount
Net amount due		$ 1,590,274
Mortgage Notes Payable [Member]
Short-Term Debt [Line Items]
2026 (6 months)	194,972
2026	399,430
2027	425,532
2028	18,371,539
Total	$ 19,391,473